Group structure (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summary of direct and indirect interests of company in its subsidiaries
The following are the direct and indirect interests of Company in its subsidiaries for the purposes of these consolidated financial statements:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2022	2021	2020

Directly controlled
XP Investimentos S.A.	Brazil	Holding	100.00%	100.00%	100.00%
XPAC Sponsor LLC	Cayman	Special Purpose Acquisition (SPAC) Sponsor	100.00%	100.00%	—%
XProject LTD (ii)	Cayman	Holding	100.00%	100.00%	—%
Indirectly controlled
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.	Brazil	Broker-dealer	100.00%	100.00%	100.00%
XP Vida e Previdência S.A. (iii)	Brazil	Retirement plans and insurance	100.00%	100.00%	100.00%
Banco XP S.A.	Brazil	Multipurpose bank	100.00%	100.00%	100.00%
XP Controle 3 Participações S.A.	Brazil	Financial Holding	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.	Brazil	Digital Content services	100.00%	100.00%	100.00%
Tecfinance Informática e Projetos de Sistemas Ltda.	Brazil	Rendering of IT services	99.73%	99.73%	99.76%
XP Corretora de Seguros Ltda.	Brazil	Insurance Broker	99.99%	99.99%	99.99%
XP Gestão de Recursos Ltda.	Brazil	Asset management	95.60%	94.90%	94.80%
XP Finanças Assessoria Financeira Ltda.	Brazil	Investment consulting service	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda.	Brazil	Mediation of information systems	100.00%	99.99%	99.99%
XP Advisory Gestão Recursos Ltda.	Brazil	Asset management	99.55%	99.54%	99.50%
XP Vista Asset Management Ltda.	Brazil	Asset management	99.99%	99.50%	99.45%
XP Controle 4 Participações S.A.	Brazil	Insurance holding	100.00%	100.00%	100.00%
Leadr Serviços Online Ltda.	Brazil	Social media	—%	—%	99.99%
Spiti Análise Ltda.	Brazil	Investment Advisor	—%	—%	100.00%
Chamaleon Bravery Unipessoal LDA	Portugal	Investment Advisor	—%	—%	100.00%
XP Investments UK LLP	UK	Inter-dealer broker and Organized Trading Facility (OTF)	100.00%	100.00%	100.00%
XP Private Holding UK Ltd	UK	Investment advisor	100.00%	100.00%	100.00%
XP Private (Europe) S.A.	Switzerland	Investment advisor	—%	—%	100.00%
XP Holding UK Ltd	UK	International financial holding	100.00%	100.00%	100.00%
XP Investments US, LLC	USA	Broker-dealer	100.00%	100.00%	100.00%
Xperience Market Services LLC	USA	Non-operational	—%	—%	100.00%
XP Holding International LLC	USA	International financial holding	100.00%	100.00%	100.00%
XP Advisory US	USA	Investment advisor	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda.	Brazil	Asset management	98.70%	98.70%	98.70%
XP LT Gestão de Recursos Ltda.	Brazil	Asset management	96.00%	92.00%	92.00%

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2022	2021	2020

Carteira Online Controle de Investimentos Ltda. - ME (ii)	Brazil	Investment consolidation platform	100.00%	99.99%	99.99%
Antecipa S.A.	Brazil	Receivables Financing Market	100.00%	100.00%	100.00%
XP Allocation Asset Management Ltda.	Brazil	Asset management	99.99%	99.99%	99.99%
Track Índices Consultoria Ltda. (v)	Brazil	Index provider	—%	100.00%	100.00%
XP Eventos Ltda.	Brazil	Media and Events	100.00%	99.90%	99.00%
DM10 Corretora de Seguros Ltda.	Brazil	Insurance Broker	100.00%	100.00%	100.00%
XP Comercializadora de Energia Ltda. (ii)	Brazil	Energy trading	100.00%	100.00%	—%
XPAC Acquisition Corp. (vi)	US	Special Purpose Acquisition (SPAC)	20.00%	20.00%	—%
XP Distribuidora de Títulos e Valores Mobiliários	Brazil	Securities dealer	100.00%	100.00%	—%
Instituto de Gestão e Tecnologia da Informação Ltda. (iv) (ii)	Brazil	Educational content services	100.00%	100.00%	—%
Xtage Intermediação S.A.	Brazil	Digital Assets	100.00%	100.00%	—%
XP Ativos Digitais Intermediações S.A. (iv)	Brazil	Digital Assets	100.00%	—%	—%
Habitat Capital Partners (ii)	Brazil	Asset management	99.99%	—%	—%
XP Administradora de Benefícios Ltda. (iv)	Brazil	Individual health plan intermediation	100.00%	—%	—%
BTR Administração e Corretagem de Seguros S.A. (ii)	Brazil	Retirement plans and insurance	100.00%	—%	—%
Consolidated investments funds
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Galea Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	—%	—%	100.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Spatha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	—%	—%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	—%	—%	100.00%
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
XP High Yield Fund SP	Cayman	Investment fund	100.00%	100.00%	100.00%
XP International Fund SPC	Cayman	Investment fund	100.00%	100.00%	100.00%
XP Managers Fundo de Investimento em Participações Multiestratégia	Brazil	Investment fund	100.00%	100.00%	100.00%
XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC	Cayman	Investment fund	100.00%	100.00%	—%
Newave Fundo de Investimento em Participações Multiestratégia	Brazil	Investment fund	90.13%	100.00%	—%
Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	—%
XP Phalanx CT Fund (iv)	Cayman	Digital assets	100.00%	—%	—%

(i)The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)New subsidiaries acquired in 2020, 2021 and 2022. See further details in Note 5 (ii) below.
(iii)Subsidiaries incorporated in 2018 for operating in the retirement plans and life insurance business, which is regulated by the Superintendency of Private Insurance (SUSEP) in Brazil.
(iv)New subsidiaries and investment funds incorporated in the year.
(v)Subsidiaries and investment funds closed or consolidated by other funds during the year.
(vi)Subsidiaries which the Group holds operational control. The operational control refers to relevant rights the Company have over the subsidiary, that includes, among other topics, the right to nominate the directors and propose the target entity for merger.

Summary of fair value of the identifiable assets acquired and liabilities	The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date were:

Habitat

Assets
Cash	275
Accounts receivable	4,977
Securities	240
Property and equipment	251
Other assets	1,063
6,806
Liabilities
Tax and social security obligations	(1,424)
Other liabilities	(66)
Total identifiable net assets at fair value	5,316

Goodwill arising on acquisition	60,037
Purchase consideration transferred	65,353

Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(275)
Payable in installments	(8,495)
Contingent consideration	(21,400)
Net of cash flow on acquisition (investing activities)	35,183
The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date were:

IGTI

Assets
Cash	346
Property and equipment	633
Intangible assets	17,264
Other assets	178
18,421
Liabilities
Accounts payable	(561)
Tax and social security obligations	(834)
Other liabilities	(1,338)
Total identifiable net assets at fair value	15,688

Goodwill arising on acquisition	25,694
Contingent consideration	5,000
Purchase consideration transferred	46,382

Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(346)
Payable in installments	(5,000)
Contingent consideration	(5,000)
Net of cash flow on acquisition (investing activities)	36,036